Investments	Nov. 18, 2019
Investments, Debt and Equity Securities [Abstract]
Investments
Note 10. Investments
Dominion Energy
Equity and Debt Securities
Rabbi Trust Securities
Equity and fixed income securities and cash equivalents in Dominion Energy’s rabbi trusts and classified as trading totaled $112 million and $111 million at March 31, 2019 and December 31, 2018, respectively.
Decommissioning Trust Securities
Dominion Energy holds equity and fixed income securities, insurance contracts and cash equivalents in nuclear decommissioning trust funds to fund future decommissioning costs for its nuclear plants.

Dominion Energy’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Recorded Value
(millions)
March 31, 2019
Equity securities: (1)
U.S.	$1,747	$2,002	$(17)		$3,732
Fixed income securities: (2)
Corporate debt instruments	457	15	(2)		470
Government securities	1,076	29	(4)		1,101
Common/collective trust funds	72	—	—		72
Insurance contracts	199	—	—		199
Cash equivalents and other (3)	6	—	—		6

Total	$3,557	$2,046	$(23	) (4)	$5,580

December 31, 2018
Equity securities: (1)
U.S.	$1,741	$1,640	$(51)		$3,330
Fixed income securities: (2)
Corporate debt instruments	435	5	(9)		431
Government securities	1,092	17	(12)		1,097
Common/collective trust funds	76	—	—		76
Cash equivalents and other (3)	4	—	—		4

Total	$3,348	$1,662	$(72	) (4)	$4,938

(1)	Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability.
(2)	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability.
(3)	Includes pending sales of securities of $4 million at March 31, 2019.
(4)	The fair value of securities in an unrealized loss position was $405 million and $833 million at March 31, 2019 and December 31, 2018, respectively.
The portion of unrealized gains and losses that relates to equity securities held within Dominion Energy’s nuclear decommissioning trusts is summarized below:

	Three Months Ended March 31,
(millions)	2019	2018

Net gains (losses) recognized during the period	$414	$(65)
Less: Net gains recognized during the period on securities sold during the period	(19)	(19)

Unrealized gains (losses) recognized during the period on securities still held at March 31, 2019 and 2018 (1)	$395	$(84)

(1)	Included in other income and the nuclear decommissioning trust regulatory liability.
The fair value of Dominion Energy’s fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at March 31, 2019 by contractual maturity is as follows:

Amount
(millions)
Due in one year or less	$187
Due after one year through five years	382
Due after five years through ten years	394
Due after ten years	680

Total	$1,643

Presented below is selected information regarding Dominion Energy’s equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Three Months Ended March 31,
	2019	2018
(millions)
Proceeds from sales	$506	$419
Realized gains (1)	43	36
Realized losses (1)	23	19
(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.
Other-than-temporary impairment losses on investments held in nuclear decommissioning trust funds recognized in earnings for Dominion Energy were immaterial for the three months ended March 31, 2019 and 2018.
Virginia Power
Virginia Power holds equity and fixed income securities and cash equivalents in nuclear decommissioning trust funds to fund future decommissioning costs for its nuclear plants. Virginia Power’s decommissioning trust funds are summarized below:

	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Recorded Value
(millions)
March 31, 2019
Equity securities: (1)
U.S.	$871	$922	$(9)		$1,784
Fixed income securities: (2)
Corporate debt instruments	227	7	(1)		233
Government securities	506	14	(1)		519
Common/collective trust funds	48	—	—		48
Cash equivalents and other (3)	7	—	—		7

Total	$1,659	$943	$(11	) (4)	$2,591

December 31, 2018
Equity securities: (1)
U.S.	$858	$751	$(24)		$1,585
Fixed income securities: (2)
Corporate debt instruments	224	2	(5)		221
Government securities	504	7	(5)		506
Common/collective trust funds	51	—	—		51
Cash equivalents and other (3)	6	—	—		6

Total	$1,643	$760	$(34	) (4)	$2,369

(1)	Unrealized gains and losses on equity securities are included in other income and the nuclear decommissioning trust regulatory liability.
(2)	Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability .
(3)	Includes pending sales of securities of $7 million and $6 million at March 31, 2019 and December 31, 2018, respectively.
(4)	The fair value of securities in an unrealized loss position was $178 million and $404 million at March 31, 2019 and December 31, 2018, respectively.
The portion of unrealized gains and losses that relates to equity securities held within Virginia Power’s nuclear decommissioning trusts is summarized below:

	Three Months Ended March 31,
(millions)	2019	2018

Net gains (losses) recognized during the period	$186	$(32)
Less: Net gains recognized during the period on securities sold during the period	(1)	(15)

Unrealized gains (losses) recognized during the period on securities still held at March 31, 2019 and 2018 (1)	$185	$(47)

(1)	Included in other income and the nuclear decommissioning trust regulatory liability.
The fair value of Virginia Power’s fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at March 31, 2019 by contractual maturity is as follows:

Amount
(millions)
Due in one year or less	$77
Due after one year through five years	145
Due after five years through ten years	219
Due after ten years	359

Total	$800

Presented below is selected information regarding Virginia Power’s equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Three Months Ended March 31,
	2019	2018
(millions)
Proceeds from sales	$253	$218
Realized gains (1)	10	18
Realized losses (1)	9	5

(1)	Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.

Other-than-temporary impairment losses on investments held in nuclear decommissioning trust funds recognized in earnings for Virginia Power were immaterial for the three months ended March 31, 2019 and 2018.
Equity Method Investments
Dominion Energy
Atlantic Coast Pipeline
In September 2014, Dominion Energy, along with Duke and Southern Company Gas, announced the formation of Atlantic Coast Pipeline. The Atlantic Coast Pipeline partnership agreement includes provisions to allow Dominion Energy an option to purchase additional ownership interest in Atlantic Coast Pipeline to maintain a leading ownership percentage. As of March 31, 2019, the members hold the following membership interests: Dominion Energy, 48%; Duke, 47%; and Southern Company Gas, 5%.
Atlantic Coast Pipeline is focused on constructing an approximately
600-mile
natural gas pipeline running from West Virginia through Virginia to North Carolina. Subsidiaries and affiliates of all three
members plan to be customers of the pipeline under
20-year
contracts. Atlantic Coast Pipeline is considered an equity method investment as Dominion Energy has the ability to exercise significant influence, but not control, over the investee. See Note 15 to the Consolidated Financial Statements in the Companies’ Annual Report on Form
10-K
for the year ended December 31, 2018
, as updated in Current Report on Form 8-K, filed November 18, 2019,

for more information.
Dominion Energy recorded contributions of $95 million and $78 million during the three months ended March 31, 2019 and 2018, respectively, to Atlantic Coast Pipeline. At March 31, 2019, Dominion Energy had $32 million of contributions payable to Atlantic Coast Pipeline included within other current liabilities in the Consolidated Balance Sheets.
DETI provides services to Atlantic Coast Pipeline which totaled $31 million and $46 million for the three months ended March 31, 2019 and 2018, respectively, included in operating revenue in Dominion Energy and Dominion Energy Gas’ Consolidated Statements of Income. Amounts receivable related to these services were $11 million and $13 million at March 31, 2019 and December 31, 2018, respectively, composed entirely of accrued unbilled revenue, included in other receivables in Dominion Energy and Dominion Energy Gas’ Consolidated Balance Sheets.
In October 2017, Dominion Energy entered into a guarantee agreement to support a portion of Atlantic Coast Pipeline’s obligation under its credit facility. See Note 17 for more information.
During the third and fourth quarters of 2018, a FERC stop work order together with delays in obtaining permits necessary for construction along with construction delays due to judicial actions impacted the cost and schedule for the project. As a result project cost estimates have increased from between $6.0 billion to $6.5 billion to between $7.0 billion to $7.5 billion, excluding financing costs. Atlantic Coast Pipeline expects to achieve a late 2020 in-service
date for at least key segments of the project, while the
remainder may extend into early 2021. Alternatively, if it takes longer to resolve the judicial issues, such as through appeal to the Supreme Court of the U.S., full in-service
could extend to the end of 2021 with total project cost estimated to increase an additional $250 million, resulting in total project cost estimates of $7.25 billion to $7.75 billion excluding financing costs. Abnormal weather, work delays (including due to judicial or regulatory action) and other conditions may result in further cost or schedule modifications in the future, which could result in a material impact to Dominion Energy’s cash flows, financial position and/or results of operations.
Blue Racer
In the first quarter of 2019, Dominion Energy received $151 million of additional consideration, including applicable interest, in connection with the sale of Dominion Energy’s 50% limited partnership interest in Blue Racer in December 2018, as discussed in Note 9 to the Consolidated Financial Statements in the Companies’ Annual Report on Form
10-K
for the year ended December 31, 2018
, as updated in Current Report on Form 8-K, filed November 18, 2019.
Dominion Energy Gas
Iroquois and White River Hub
Dominion Energy Gas’ equity earnings totaled $13 million and $20 million for the three months ended March 31, 2019 and 2018, respectively. Dominion Energy Gas received distributions of $15 million for each of the three months ended March 31, 2019 and 2018. At March 31, 2019 and December 31, 2018, the carrying amount of Dominion Energy Gas’ investment of $337 million and $339 million, respectively, exceeded its share of underlying equity in net assets by $146 million. The difference reflects equity method goodwill and is not being amortized.